Schedule of Proforma Condensed Balance Sheet (Details) - USD ($)		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash		$ 5,032,890	[1]	$ 3,035,321
Accounts receivable		18,446,176		18,043,235
Prepayments and other current assets		253,779		3,834,585
Total current assets		23,732,845		26,714,989
Property, plant and equipment, net		394,090		122,326
Right-of-use lease assets, net		341,625		155,323
Deferred offering costs		1,128,453	[2]
Total assets		25,597,013		26,992,638
Current liabilities
Accounts payable		12,652,514		18,297,191
Taxes payable		244,096		98,417
Accrued expenses and other current liabilities		125,701	[3]	47,459
Derivative liabilities		109,346
Short-term lease liabilities		124,095		72,730
Total current liabilities		13,255,752		18,515,797
Long-term lease liabilities		229,076		49,656
Total liabilities		13,484,828		18,565,453
Commitment and contingencies
Shareholders’ equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 21,250,000 shares issued and outstanding as on an actual basis, 25,000,000 issued and outstanding on a pro forma as adjusted basis	[4]	2,125		2,125
Additional paid-in capital		488,198	[5]	488,198
Retained earnings		11,621,862		7,936,862
Total shareholders’ equity		12,112,185		8,427,185	$ 4,858,217
Total liabilities and shareholders’ equity		25,597,013		$ 26,992,638
Pro Forma [Member]
Current Assets
Cash	[1]	20,032,890
Accounts receivable		18,446,176
Prepayments and other current assets		253,779
Total current assets		38,732,845
Property, plant and equipment, net		394,090
Right-of-use lease assets, net		341,625
Deferred offering costs	[2]
Total assets		39,468,560
Current liabilities
Accounts payable		12,652,514
Taxes payable		244,096
Accrued expenses and other current liabilities	[3]	1,948,948
Derivative liabilities		109,346
Short-term lease liabilities		124,095
Total current liabilities		15,078,999
Long-term lease liabilities		229,076
Total liabilities		15,308,075
Commitment and contingencies
Shareholders’ equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 21,250,000 shares issued and outstanding as on an actual basis, 25,000,000 issued and outstanding on a pro forma as adjusted basis		2,500
Additional paid-in capital	[5]	12,536,123
Retained earnings		11,621,862
Total shareholders’ equity		24,160,485
Total liabilities and shareholders’ equity		$ 39,468,560

[1]	Pro forma cash reflects $15,000,000 offering proceeds.
[2]	Pro forma deferred offering costs reflect charged against the gross proceeds of the offering.
[3]	Pro forma accrued expenses and other current liabilities reflect $1,200,000 of underwriting discount and additional offering expenses of $623,247.
[4]	Gives retroactive effect to reflect the reorganization in August 2022.
[5]	Pro forma additional paid in capital reflect the net proceeds the Company expects to receive, after deducting underwriting fee, underwriters’ expense allowance and other expenses. The Company expects to receive net proceeds of $12,048,300 ($15,000,000 offering gross proceeds, less underwriting discounts of $1,200,000, and estimated offering expenses of $1,751,700).